Derivative financial instruments and hedge accounting (Tables)	12 Months Ended
Dec. 31, 2025
Statements [Line Items]
Summary of Outstanding Derivative Financial Instruments
The Group’s approach to the management of financial risks is set out in note 19. The Group’s outstanding derivative financial instruments are as follows:

			2025			2024

All figures in £ millions	Gross notional amounts	Assets	Liabilities	Gross notional amounts	Assets	Liabilities

Interest rate derivatives – in a fair value hedge relationship	–	–	–	166	–	(1)

Interest rate derivatives – not in a hedge relationship	375	14	(2)	779	22	(6)

Cross-currency rate derivatives – in a hedge relationship	–	–	–	342	21	(32)

Cross-currency rate derivatives – not in a hedge relationship	–	–	–	83	–	(4)

FX derivatives – in a hedge relationship	993	2	(1)	1,049	–	(15)

FX derivatives – not in a hedge relationship	163	–	–	711	8	–

Total	1,531	16	(3)	3,130	51	(58)

Analysed as expiring:

In less than one year	1,156	2	(1)	2,505	31	(54)

Later than one year and not later than five years	75	–	(1)	325	3	(1)

In greater than five years	300	14	(1)	300	17	(3)

Total	1,531	16	(3)	3,130	51	(58)

Summary of Instruments to Hedge Exposures to Changes in Interest Rates and Foreign Currency Risk Associated with Borrowings
The Group held the following instruments to hedge exposures to changes in interest rates and foreign currency risk associated with borrowings:

			2025

All figures in £ millions	Carrying amount of hedging instruments	Change in fair value of hedging instrument used to determine hedge ineffectiveness	Nominal amounts of hedging instruments

Derivative financial instruments for interest rate risk	–	1	–

Derivative financial instruments for currency risk	–	(21)	–

			2024

All figures in £ millions	Carrying amount of hedging instruments	Change in fair value of hedging instrument used to determine hedge ineffectiveness	Nominal amounts of hedging instruments

Derivative financial instruments for interest rate risk	(1)	5	166

Derivative financial instruments for currency risk	21	(8)	166

Summary of Amounts at the Reporting Rate Relating to Items Designated as Hedge Items
The amounts at the reporting date relating to items designated as hedge items were as follows:

2025

All figures in £ millions	Carrying amount of hedged items	Accumulated amount of fair value hedge adjustments on the hedged item included in the carrying amount	Change in fair value of hedged item used to determine hedge ineffectiveness	Hedge ineffectiveness	Line item in profit or loss that includes hedge ineffectiveness

Interest rate risk

Financial liabilities – borrowings	–	–	–	–	Finance costs

Currency risk

Financial liabilities – borrowings	–	–	–	–	Finance costs

					2024

All figures in £ millions	Carrying amount of hedged items	Accumulated amount of fair value hedge adjustments on the hedged item included in the carrying amount	Change in fair value of hedged item used to determine hedge ineffectiveness	Hedge ineffectiveness	Line item in profit or loss that includes hedge ineffectiveness

Interest rate risk

Financial liabilities – borrowings	(166)	1	(5)	–	Finance costs

Currency risk

Financial liabilities – borrowings	(166)	n/a	8	–	Finance costs

Summary of Amounts Related to Items Designated as Hedging Instruments
The amounts related to items designated as hedging instruments were as follows:

					2025

All figures in £ millions	Carrying amount of hedging instruments	Change in value of hedging instrument used to determine hedge ineffectiveness	Nominal amounts of hedging instruments	Hedging gains/ (losses) recognised in OCI	Hedge ineffectiveness recognised in profit or loss

Derivative financial instruments	1	48	993	48	–

Financial liabilities – borrowings	–	–	–	–	–

					2024

All figures in £ millions	Carrying amount of hedging instruments	Change in value of hedging instrument used to determine hedge ineffectiveness	Nominal amounts of hedging instruments	Hedging gains/ (losses) recognised in OCI	Hedge ineffectiveness recognised in profit or loss

Derivative financial instruments	(47)	(29)	1,225	(29)	–

Financial liabilities – borrowings	–	–	–	–	–

Disclosure of Derivative Financial Assets and Liabilities Subject to Offsetting Arrangements	Derivative financial assets and liabilities subject to offsetting arrangements are as follows:

			2025			2024

All figures in £ millions	Gross derivative assets	Gross derivative liabilities	Net derivative assets/ liabilities	Gross derivative assets	Gross derivative liabilities	Net assets/ liabilities

Counterparties in an asset position	16	(3)	13	24	(7)	17

Counterparties in a liability position	–	–	–	27	(51)	(24)

Total as presented in the balance sheet	16	(3)	13	51	(58)	(7)